THE GABELLI GROWTH FUND
SUMMARY OF THE FUND
Investment Objectives
The Fund primarily seeks to provide capital appreciation.
The Fund’s secondary goal is to produce current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 12 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - THE GABELLI GROWTH FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - THE GABELLI GROWTH FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none	0.25%
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.41%	1.41%	2.16%	1.16%	1.41%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - THE GABELLI GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	144	446	771	1,691
Class A Shares	710	996	1,302	2,169
Class C Shares	319	676	1,159	2,493
Class I Shares	118	368	638	1,409
Class T Shares	390	685	1,002	1,899

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - THE GABELLI GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	144	446	771	1,691
Class A Shares	710	996	1,302	2,169
Class C Shares	219	676	1,159	2,493
Class I Shares	118	368	638	1,409
Class T Shares	390	685	1,002	1,899

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies
The Fund will primarily invest in common stocks. The Fund may also invest in foreign securities. The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), invests the Fund’s assets in companies which the portfolio manager believes have above average or expanding market shares, profit margins, and returns on equity. The Adviser will sell any Fund investments that lose their perceived value when compared with other investment alternatives in the judgment of the portfolio manager.

The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the U.S. Government, various trade associations and other sources, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock and preferred stock. Many of these common stocks will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry, and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also buy warrants which are rights to purchase securities at a specified time at a specified price. For additional information about selection of investments suitable for the Fund, see page 8 of the prospectus.
Principal Risks
You may want to invest in the Fund if:
  you are a long term investor
  you seek both growth of capital and some income
  you believe that the market will favor growth over value stocks over the long term you wish to include a growth strategy as a portion of your overall investments
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. Foreign securities are subject to currency, information, and political risks. The Fund is also subject to the risk that the portfolio manager’s judgments about the above average growth potential of particular companies’ stocks is incorrect and the perceived value of such stocks is not realized by the market, or their prices decline.

Investing in the Fund involves the following risks:
  Convertible Securities and Credit and Interest Rate Risk.    Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in the interest rates (investment value) and, in addition, fluctuates in relation to the underlying common stock (conversion value). When interest rates decline, the investment value of such securities generally rises. Conversely, when interest rates rise, the investment value of such securities generally declines. This risk is particularly pronounced given that certain interest rates are at or near historical lows and that the Federal Reserve has begun to raise the Federal Funds rate, each of which results in more pronounced interest rate risk in the current market environment.
  Growth Stock Risk.    Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Issuer Risk.    The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GAMCO GROWTH FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 20.39% (quarter ended June 30, 2009), and the lowest return for a quarter was (27.53)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the years ended December 31, 2017 with maximum sales charge, if applicable)
Average Annual Total Returns - THE GABELLI GROWTH FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class AAA Shares	29.49%	15.54%	7.12%
Class AAA Shares | Return After Taxes on Distributions	27.68%	14.29%	6.53%
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	18.20%	12.37%	5.69%
Class A Shares	22.06%	14.18%	6.49%
Class C Shares	27.53%	14.67%	6.31%
Class I Shares	29.83%	15.82%	7.38%	Jan. 11, 2008
Class T Shares	26.24%	14.95%	6.85%	Jul. 05, 2017
Standard & Poor’s (“S&P”) 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	30.21%	17.33%	10.00%

The returns shown for Class I and Class T shares prior to their first issuance date are those of Class AAA shares of the Fund. All classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares and after-tax returns for other classes will vary due to the differences in expenses.